Note 9 - ELOC Commitment Note Payable (Details Textual) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Payments of Dividends		$ 90,000	$ (0)	$ 657,000	$ (0)
Series C Preferred Stock [Member]
Stock Redeemed or Called During Period, Value				1,551,000
ELOC Purchase Agreement [Member]
Convertible Notes Payable, Current	$ 0	$ 0		$ 328,000
Stock Issued During Period, Shares, New Issues (in shares)	700,000			200,000
Proceeds from Issuance of Common Stock, Net				$ 9,000,000
ELOC Purchase Agreement [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		402
Stock Redeemed or Called During Period, Shares (in shares)				1,563
Stock Redeemed or Called During Period, Value, Net		$ 600,000		$ 2,500,000
Payments of Dividends				600,000
Stock Redeemed or Called During Period, Value		$ 0.5		1,900,000
June 2024 Commitment Note [Member]
Debt Instrument, Face Amount			$ 350,000	$ 350,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%	5.00%
Debt Instrument, Fair Value Disclosure			$ 600,000	$ 600,000
Convertible Notes Payable, Current			300,000	328,000	$ 0
June 2024 Commitment Note [Member] | Embedded Derivative Financial Instruments [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 300,000	$ 300,000